Share-Based Compensation - Summary of Stock Option Activity (Details) - 2022 Equity Incentive Plan - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Options Outstanding, Beginning Balance	5,042,628
Stock Options, Granted	185,900	5,165,328
Stock Options, Exercised	(105,049)
Stock Options, Forfeited	(97,200)	(122,700)
Stock Options Outstanding, Ending Balance	5,026,279	5,042,628
Stock Options, Exercisable	68,925	131,461
Weighted-Average Exercise Price Outstanding, Beginning Balance	$ 3.86
Weighted-Average Exercise Price, Granted	4.13	$ 3.86
Weighted-Average Exercise Price, Exercised	4
Weighted-Average Exercise Price, Forfeited	3.81	3.73
Weighted-Average Exercise Price Outstanding, Ending Balance	3.87	3.86
Weighted-Average Exercise Price, Exercisable	$ 4.1	$ 3.99
Weighted-Average Remaining Contractual Term (Years)	9 years 4 months 24 days	9 years 6 months
Weighted-Average Remaining Contractual Term (Years), Exercisable	9 years 8 months 12 days	2 years 1 month 6 days